Stockholders' Equity - Summary of Reconciliation of Controlling Interest due to Different Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies [Line Items]
Common stock and additional paid-in capital	$ 7,699	$ 7,810
Other equity reserves	(2,349)	(2,549)
Retained earnings	4,428	4,246
Total controlling interest	11,764	$ 10,501
Parent [member]
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies [Line Items]
Common stock and additional paid-in capital	6,086
Other equity reserves	1,576
Retained earnings	4,102
Total controlling interest	11,764
Consolidated One [member]
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies [Line Items]
Common stock and additional paid-in capital	7,699
Other equity reserves	(363)
Retained earnings	4,428
Total controlling interest	$ 11,764